Commitments under Operating and Finance Leases	12 Months Ended
Dec. 31, 2018
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Commitments under Operating and Finance Leases
30.	Commitments under Operating and Finance Leases

Operating leases

The Group has entered into operating leases for a range of assets, principally relating to property. Lease commitments are provided for up to the earliest break clause in the lease. These property leases have varying terms, renewal rights and escalation clauses, including periodic rent reviews linked with a consumer price index and/or other indices. The Group also leases plant and machinery, vehicles and equipment under operating leases. The terms and conditions of these operating leases do not impose any significant financial restriction on the Group.

	2018 €m	2017 €m	2016 €m
Within one year	353	419	402
After one year but not more than five years	769	962	978
More than five years	789	810	791
	1,911	2,191	2,171

The commitments above include €nil million of operating lease commitments (2017: €252 million; 2016: €237 million) relating to discontinued operations.

Finance leases

Future minimum lease payments under finance leases are not material for the Group.